Stockholders' Equity (and Non-Controlling Interest)	12 Months Ended
Oct. 31, 2012
Stockholders' Equity (And Non-Controlling Interest) [Abstract]
Stockholders' Equity (and Non-Controlling Interest)

Note 9 - Stockholders’ Equity (and Non-Controlling Interest)

Common Stock

During the years ended October 31, 2012 and 2011, the Company issued 0 and 1,810,116 shares of the Company’s common stock for gross proceeds of $0 and $342,500, respectively, in private placement transactions.

During the years ended October 31, 2012 and 2011, the Company issued an aggregate of 3,530,000 and 1,683,713 shares of common stock to non-employees and board members for professional services having a value of $283,000 and $516,517, respectively.  The shares for services were valued and issued at the prevailing quotation prices for the Company's stock at the time of issuance.

On October 31, 2011, the Company awarded Mr. Kielbania 2,500,000 shares of the Company’s common stock for services rendered in the scientific advancement of the Company’s products. The shares for services were valued at $.08 per share reflective of the value for the Company’s common stock established by the Vinfluence transactions which resulted in research and development expense of $200,000 in the year ended October 31, 2012.

During the year ended October 31, 2012, the Company received conversion notices for two unsecured promissory notes issued to Asher Enterprises on August 18, 2011 and September 15, 2011 in the amounts of $60,000 and $42,500, respectively, which issuances resulted in gross proceeds to the Company of $102,500.  The Company issued 2,384,967 shares of common stock to Asher for settlement of the gross proceeds of $104,900 which includes accrued interest of $2,400 at an annual interest rate of 8%.

During the years ended October 31, 2012 and 2011 and in connection with the Share Exchange (as defined below), various non-controlling interests exchanged 0 and 1,199,458 shares of BioLabs common stock for the same number of shares of the Company common stock.

On October 18, 2012, the Board of Directors of the Company approved a stock compensation plan for professionals and consultants.  Pursuant the approval of the plan, on November 7, 2012, the Company filed with the Securities and Exchange Commission a registration statement for issuance of up to ten (10) million shares pursuant to the stock compensation plan.

Preferred Stock

On October 31, 2011, the Board of Directors of the Company approved the designation of the following Series of Preferred Stock:

1.
Two hundred thirteen thousand five hundred (213,500) shares of Series B Preferred Stock. Each share of Series B Preferred Stock is convertible into 125 shares of the Company's common stock.  The basis for the shares is $.08 per share based on the conversion formula of 125 shares of common stock per share of Series B Preferred Stock with a stated value of $10.00 per share.

2.
One hundred thousand (100,000) shares of Series C Preferred Stock. Each share of Series C Preferred Stock is convertible into 125 shares of the Company's common stock.  The basis for the shares is $.08 per share based on the conversion formula of 125 shares of common stock per share of Series B Preferred Stock with a stated value of $10.00 per share.

3.
Two hundred thirty one thousand one hundred (231,100) shares of Series D Preferred Stock. Each share of Series D Preferred Stock is convertible into 125 shares of the Company's common stock.  The basis for the shares is $.08 per share based on the conversion formula of 125 shares of common stock per share of Series B Preferred Stock with a stated value of $10.00 per share.

4.
One hundred forty thousand (140,000) shares of Series E Preferred Stock. Each share of Series E Preferred Stock is convertible into the Company's common stock at a conversion price equal to seventy five percent (75%) of the average closing bid price of the Company's common stock, based on the prior 10-day closing price, subject to a floor of $0.08 per share.

In November 2011, the Company initiated a plan to restructure most aspects of management and operations.  Pursuant to the plan the Company retained new management and board of director’s representatives with experience in acute care hospitals, long-term health care and consumer oriented hygiene products.  In addition, on November 2, 2011 the Company entered into definitive financing and strategic distribution agreements with Vinfluence Pty Ltd ("Vinfluence"), New South Wales, Australia.  The agreements provide for the assumption of, and indemnification for, $2,374,932 of accounts payable and accrued compensation and the assumption of, and indemnification for, $2,070,271 of convertible loans and $2,400,000 of equity capital.  In exchange for cash and future royalties, the Company has also signed a 10-year licensing and distribution agreement with Vinfluence for exclusive manufacturing and distribution in Asia and non-exclusive manufacturing and distribution rights in Europe and sales to the US Military.

In connection with the Vinfluence Agreements, on November 7, 2011, the Company issued 213,491 shares of Series B Preferred Stock to Vinfluence in exchange for their purchase and assumption of $2,134,914 of accounts payable and certain convertible notes payable.  In addition, on November 7, 2011, the Company issued 231,029 shares of Series D Preferred Stock to Vinfluence in exchange for their purchase and assumption of $2,310,289 of certain accounts payable, accrued compensation and convertible notes payable.  At October 31, 2012, the Company has received confirmed settlements and releases from debt holders of debt associated with Series B Preferred Stock and Series D Preferred Stock of $1,384,876 and $1,533,654, respectively.  Currently, the debt remaining to be settled and released associated with the Series B Preferred Stock was $750,038, and $776,635 associated with the Series D Preferred Stock or an aggregate debt to be settled and released by debt holders of $1,526,673.  Pursuant to our settlement negotiations, we have an agreement in principle with Vinfluence by which they agree to return the shares issued for the debts that are not settled.  Vinfluence has not fulfilled the terms of the Vinfluence Agreement in connection with the Series E Preferred Stock, and consequently no shares have been issued.

During the year ended October 31, 2012, the Company received conversion notices from Vinfluence in aggregate for 298,897 shares of Series B Preferred Stock and Series D Preferred Stock which are convertible into 125 shares of common stock for each share of the Preferred Stock.  In satisfaction of the conversion notices, the Company issued 37,362,125 shares of common stock to Vinfluence.

During the year ended October 31, 2012, the Company issued 100,000 shares of the Company’s Series C Preferred Stock for gross proceeds of $1,000,000 to Vinfluence.

Included in stockholder’s equity is Series A Preferred Stock that is convertible into common stock of BioLabs at a rate of 10 shares of common stock for each share of preferred stock.

BioLabs is authorized to issue 5,000,000 shares of preferred stock, $0.001 par value, of which 800,000 shares are designated as Convertible Series A Preferred Stock.  The BioLabs’ Certificate of Incorporation authorizes the Board of Directors to determine the preferences, limitations and relative rights of any class or series of preferred stock prior to issuance.  Each such class or series must be given distinguishable designated rights prior to issuance. As of October 31, 2012 and October 31, 2011, 59,484 and 59,484 shares of the Company’s Series A Preferred Stock were issued and outstanding, respectively.

Through the date of this report, the rights and preferences of the outstanding preferred stock are identified below:

Convertible Series A Preferred Stock:

1.	800,000 Authorized shares.
2.
Holders of shares of Series A Preferred Stock have the right to vote and shall be entitled to the number of votes equal to the largest number of full shares of Common Stock into which such shares of Series A Preferred could be converted.

3.
Each share of Convertible Series A Preferred Stock is convertible into 10 shares of common stock of BioNeutral Laboratories Corp, which can be exchanged on a 1 for 1 basis with BioNeutral Group, Inc.’s common stock.

4.	Liquidation preference equal to 250% of the stated value of $7.21 of the shares.
5.	No dividends are issuable to any shareholders who rank junior to the preferred shares.
6.
Upon an initial public offering or if a significant trading market develops and other parameters occur in relation to the Company's common stock, each preferred share shall be mandatorily converted into 10 shares of common stock.

7.	Par value of $0.001.

Convertible Series B,C,D Preferred Stock:

1.	Authorized shares of 213,491, 100,000 and 231,029 of Series B, C and D, respectiviely.
2.	Non voting.
3.	Each share of Convertible Series B, C, D Preferred Stock is convertible into 125 shares of common stock of BioNeutral Group, Inc.
4.	Liquidation preference equal to the number of shares issued at the stated value of $10.00 per share.
5.	No dividends are issuable.
7.	Par value of $0.001.
During fiscal year ended October 31, 2010 the Company exchanged shares with several of the BioLabs preferred and common stockholders, all of whom exchanged their shares at a ratio of 1 share of preferred stock for 10 shares of common stock and 1 to 1 common exchange, except for four preferred stockholders and common stockholders of BioLabs who were issued an aggregate of 3,598,800 shares of common stock. These four shareholders exchanged their shares at a ratio of 200 shares of common stock for 1 share of preferred stock and a 1 to 1 common share exchange.  Although all of the exchanged shares are reflected in the financial statements as issued and outstanding, the issuance of shares to the four holders who exchanged at the higher exchange ratio is subject to dispute.  As a result of the above transaction, the Company is disputing the issuance of 2,634,730 shares of common stock. A resolution of this dispute is currently being pursued by the Company.  However the exact nature and effect of such a resolution on the financial statements of the Company is not currently known.  In this regard, a prospective resolution could ultimately produce various financial statement effects including, but not limited to a reduction in the Company’s issued and outstanding common stock and an increase to earnings per share or no effect at all.

During the years ended October 31, 2012 and 2011, various holders of our preferred shares exchanged 0 and 24,269, respectively, of Series A Preferred shares into 0 and 242,690 shares of common stock at the rate of 10 common shares to one preferred share, in accordance with the term of our preferred share agreement, dated December 12, 2006.

Non-Controlling Interest

In connection with the reverse acquisition disclosed in Note 1, initially approximately 14% of BioLabs’ common shareholders did not participate in the exchange of their shares of BioLabs common stock for shares of common stock of the Company. Those shareholders are recognized as a non-controlling interest in the Company’s consolidated financial statements in accordance with FASB ACS 805-40-25-2. The assets, liabilities and operations underlying the shares of BioLabs and the Company are identical. However, the shares representing ownership of the Company reflect the combined entity after the Share Exchange transaction, while BioLabs shares included in the non-controlling interest held by the non-controlling interest represent ownership of that legal entity.

Non-Controlling Interest at October 31, 2010	$570,301
Non-Controlling Interest Converted	$(25)
Non-Controlling interest Share of Net Loss for the Year ended October 31, 2011	$(241,693)
Non-Controlling Interest at October 31, 2011	$328,583
Non-Controlling interest Share of Net Loss for the Year ended October 31, 2012	$(219,981)
Non-Controlling Interest at October 31, 2012	$108,602

The Series A Preferred Stock is recognized in the Non-Controlling Interest. If the 59,484 shares of preferred stock were fully converted into shares of BioLabs common stock and Preferred Shareholders did not elect to exchange those shares for Company common stock, the Non-Controlling interest would be 8.44% as of October 31, 2012 and 2011.